Income Taxes - Components of the Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax provision
U.S. Federal			$ 1	$ 10	$ 45
U.S. State			1	(1)	13
Foreign			54	55	50
Deferred tax provision
U.S. Federal			9	7	(59)
U.S. State			3	(4)	(13)
Foreign			2	7	0
Total income tax provision	$ 41	$ 35	$ 70	$ 74	$ 36